PARENT-ONLY FINANCIALS - Condensed Statements of Cash Flows (Details) - USD ($)	3 Months Ended						9 Months Ended		12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2022	Mar. 31, 2021
Cash Flows from Operating Activities:
Net loss	$ (986,269)	$ (1,179,804)	$ 243,920	$ (132,121)	$ (121,925)	$ (7,370,636)	$ (1,922,153)	$ (7,624,682)	$ 2,621,747	$ (12,662,639)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization expense							128,538	104,829	160,831	107,765
Issuance cost incurred for issuing series A convertible preferred stock				$ 821,892			0	821,892	821,892	0
Stock compensation expense							0	653,000	653,000	445,000
Change in fair value of derivative liabilities							(1,641,650)	(5,185,309)	(6,951,482)	1,710,415
Change in operating assets and liabilities
Prepayments, receivables and other assets							1,115,661	683,439	28,254	(1,366,724)
Accrued expenses and other liabilities							639,657	(664,848)	(377,965)	2,123,010
Net Cash Used in Operating Activities							249,287	(6,459,172)	(9,159,281)	(3,936,067)
Cash Flows from Investing Activities:
Net Cash Used in Investing Activities							287,146	(3,538,102)	(3,477,125)	(2,510,862)
Cash Flows from Financing Activities:
Net proceeds from issuance of common stock and warrants in a registered direct public offering							0	5,771,053	5,771,053	5,743,905
Net proceeds from issuance of common stock and warrants in an underwritten public offering									0	5,261,297
Net proceeds from issuance of common stock upon warrants exercised							0	22,015	22,015	683,046
Net proceeds from exercise of underwriters' over-allotment option									0	837,000
Net Cash Provided by Financing Activities							(101,372)	8,177,287	9,755,410	10,259,777
Net increase (decrease) in cash and cash equivalents							352,388	(1,646,364)	(3,262,854)	3,604,048
Cash and cash equivalents, beginning of year			1,185,221			4,340,529	1,185,221	4,340,529	4,340,529
Cash and cash equivalents, end of year	$ 1,537,609						1,537,609		1,185,221	4,340,529
Non-cash Transaction in Investing and Financing Activities
Allocation of fair value of derivative liabilities for issuance of common stock proceeds							0	7,933,434	7,932,341	997,193
Allocation of fair value of derivative liabilities to additional paid in capital upon warrants exercised							0	45,674	45,674	1,771,213
Parent Company [Member]
Cash Flows from Operating Activities:
Net loss									(536,624)	(10,360,058)
Adjustments to reconcile net loss to net cash used in operating activities:
Equity of loss of subsidiaries									4,343,025	6,579,922
Amortization expense									75,000	75,000
Issuance cost incurred for issuing series A convertible preferred stock									821,892	0
Stock compensation expense									653,000	445,000
Change in fair value of derivative liabilities									(6,951,482)	1,710,415
Change in operating assets and liabilities
Prepayments, receivables and other assets									1,651	(44,526)
Accrued expenses and other liabilities									175,008	(65,495)
Net Cash Used in Operating Activities									(1,418,530)	(1,659,742)
Cash Flows from Investing Activities:
Working capital contribution for subsidiaries									(5,749,950)	(3,600,000)
Net Cash Used in Investing Activities									(5,749,950)	(3,600,000)
Cash Flows from Financing Activities:
Net proceeds from issuance of common stock and warrants in a registered direct public offering									5,771,053	5,743,905
Net proceeds from issuance of common stock and warrants in an underwritten public offering									0	5,261,297
Net proceeds from issuance of common stock upon warrants exercised									22,015	683,046
Net proceeds from exercise of underwriters' over-allotment option									0	837,000
Net proceeds from issuance of series A convertible preferred stock and warrants in a private placement offering									4,369,937
Borrowings to subsidiaries									(4,487,690)	(5,658,318)
Net Cash Provided by Financing Activities									5,675,315	6,866,930
Net increase (decrease) in cash and cash equivalents									(1,493,165)	1,607,188
Cash and cash equivalents, beginning of year			$ 116,613			$ 1,609,778	$ 116,613	$ 1,609,778	1,609,778
Cash and cash equivalents, end of year									116,613	1,609,778
Supplemental Cash Flows Information:
Cash paid for interest expense									0	0
Cash paid for income tax									0	0
Non-cash Transaction in Investing and Financing Activities
Prepayment in exchange of intangible assets									0	0
Allocation of fair value of derivative liabilities for issuance of common stock proceeds									7,932,341	997,193
Allocation of fair value of derivative liabilities to additional paid in capital upon warrants exercised									45,674	1,771,213
Issuance of restricted stock units from accrued expenses and other liabilities									$ 0	$ 0